Subsequent Events (Details)										3 Months Ended	6 Months Ended
	Sep. 16, 2025 USD ($)	Sep. 12, 2025 USD ($) $ / shares shares	Sep. 09, 2025 USD ($)	Jul. 15, 2025 USD ($)	Jul. 10, 2025 USD ($)	Jun. 25, 2025 USD ($) $ / shares shares	Jun. 20, 2025 USD ($) $ / shares shares	Jun. 18, 2025 USD ($) $ / shares shares	Jun. 17, 2025 USD ($) $ / shares shares	Sep. 30, 2025 Segment	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($)
Subsequent Events [Abstract]
Payment of dividend on Series A Preferred Shares											$ 1,389	$ 0
Shares issued (in shares) | shares						1,020,000	763,000	860,000	965,000
Offering price (in dollars per share) | $ / shares						$ 3.5	$ 5.25	$ 5.25	$ 5.25
Gross proceeds from issuance of common shares						$ 3,600,000	$ 4,000,000	$ 4,500,000	$ 5,100,000
Net proceeds from issuance of common shares						$ 3,200,000	$ 3,600,000	$ 4,100,000	$ 4,200,000		$ 17,157,000	$ 0
Number of reportable segments | Segment											1
Plan [Member]
Subsequent Events [Abstract]
Number of reportable segments | Segment										2
Subsequent Events [Member]
Subsequent Events [Abstract]
Allocation to Bitcoin as primary treasury reserve asset			$ 5,000,000
Maximum percentage of long-term cash reserves allocated to Bitcoin			50.00%
Shares issued (in shares) | shares		5,769,230
Offering price (in dollars per share) | $ / shares		$ 1.3
Gross proceeds from issuance of common shares		$ 8,600,000
Net proceeds from issuance of common shares		$ 7,700,000
Subsequent Events [Member] | Overallotment Option [Member]
Subsequent Events [Abstract]
Shares issued (in shares) | shares		864,770
Offering price (in dollars per share) | $ / shares		$ 1.3
Gross proceeds from issuance of common shares		$ 1,100,000
Subsequent Events [Member] | Related Party [Member] | Castor [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Payment of dividend on Series A Preferred Shares				$ 125,000
Subsequent Events [Member] | Related Party [Member] | Wholly Owned Subsidiary of Toro [Member] | LPG Dream Syrax [Member]
Subsequent Events [Abstract]
Purchase price of vessel					$ 18,000,000
Subsequent Events [Member] | Related Party [Member] | Wholly Owned Subsidiary of Toro [Member] | LPG Dream Terrax [Member]
Subsequent Events [Abstract]
Purchase price of vessel	$ 20,000,000